Transactions with Related Parties (Details) - Schedule of transactions with related parties - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Schedule of transactions with related parties [Abstract]
Payroll and related expenses to related parties employed by the Company*	[1]	$ 512	$ 329	$ 629
Compensation to directors	[2]	412	678	1,115
Consultant services	[3]	616	91	208
Interest and discounting of loans from Jeff’s Brands related parties	[4]	145
Revenues – deduct of commission of Eventer from related parties		(20)
G&A expenses of Eventer with related parties		$ 9

[1]	Includes granted options benefit aggregated to USD 149 thousands, USD 142 thousands and USD 189 thousand for the six months ended June 30, 2021, six months ended June 30, 2020 and year ended December 31, 2020, respectively.
[2]	Includes granted options benefit aggregated to USD 173 thousands, USD 517 thousands and USD 734 thousand for the six months ended June 30, 2021, six months ended June 30, 2020 and year ended December 31, 2020, respectively.
[3]	Includes granted options benefit aggregated to USD 259 thousands, and USD 33 thousand for the six months ended June 30, 2021 and year ended December 31, 2020, respectively.
[4]	Julia Gerasimova, Kfir Zilbrman and Victor Hacmon are related party of Jeff Brands.